UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Moszeter,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Moszeter Alexandria, VA August 12, 2008

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: 734,563 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 6/30/08


Column 1                     Column 2   Column 3  Column 4   Column 5   Column 6       Column 7        Column 8
                                                                     Invstmnt Dscrtn                Voting Authority
						    Value				 Other
Name of Issuer          Title of Class    Cusip   (x$1000)   Shares  Sole Shared Other   Mgrs      Sole  Shared   None
--------------               --------     -----  ---------- ------ ------ ----- -------- -----     ----   -----   ----


ACCO Brands Corp.             COMMON    00081T108    7201   641231 SH       X                    476,471         164,760
AES Corp.                     COMMON    00130H105    2327   121140 SH       X                     19,740         101,400
AMN Healthcare Services Inc.  COMMON    001744101   12231   722897 SH       X                    537,025         185,872
Aaron Rents Inc.              COMMON    002535201    6836   306155 SH       X                    227,410          78,745
Alcoa Inc.                    COMMON    013817101    2278    63957 SH       X                     10,662          53,295
Amazon.com Inc.               COMMON    023135106    1118    15250 SH       X                      2,540          12,710
Anadarko Pete Corp.           COMMON    032511107    1429    19095 SH       X                      3,150          15,945
Analogic Corp.                COMMON    032657207   12983   205850 SH       X                    152,789          53,061
Apollo Group Inc.             COMMON    037604105     872    19695 SH       X                      3,263          16,432
Argon ST Inc.                 COMMON    040149106   17686   713160 SH       X                    529,685         183,475
Avery Dennison Corp.          COMMON    053611109      36      820 SH       X                          0             820
Baldor Elec Co.               COMMON    057741100   17945   513019 SH       X                    347,131         165,888
Berkshire Hathaway Inc. (Cl B)COMMON    084670207    2965      739 SH       X                        124             615
Blue Nile Inc.                COMMON    09578R103   12599   296315 SH       X                    220,086          76,229
Bob Evans Farms Inc.          COMMON    096761101   16389   573037 SH       X                    425,299         147,738
Calamos Asset Management Inc. COMMON    12811R104   16311   957784 SH       X                    655,897         301,887
CarMax Inc.                   COMMON    143130102      28     1965 SH       X                          0           1,965
Carter's Inc.                 COMMON    146229109    9869   714109 SH       X                    530,467         183,642
Cbeyond Inc.                  COMMON    149847105    8540   533096 SH       X                    396,004         137,092
Cerner Corp.                  COMMON    156782104    1445    31980 SH       X                      5,200          26,780
Chevron Corp.                 COMMON    166764100    1560    15740 SH       X                          0          15,740
Cisco Systems Inc.            COMMON    17275R102    2142    92080 SH       X                     15,095          76,985
Coca-Cola Co.                 COMMON    191216100    2302    44281 SH       X                      6,961          37,320
Cognex Corp.                  COMMON    192422103      57     2480 SH       X                          0           2,480
Comcast Corp. (Cl A)          COMMON    20030N101    1731    91252 SH       X                     14,932          76,320
Corinthian Colleges Inc.      COMMON    218868107   19573  1685864 SH       X                  1,141,731         544,133
Corning Inc.                  COMMON    219350105    1479    64180 SH       X                     10,495          53,685
Discovery Holdings            COMMON    25468Y107      31     1420 SH       X                          0           1,420
Double-Take Software Inc.     COMMON    258598101   12774   929714 SH       X                    689,843         239,871
E.I. DuPont de Nemours & Co.  COMMON    263534109    2085    48616 SH       X                      9,331          39,285
EMC Corp.                     COMMON    268648102    2514   171120 SH       X                     28,225         142,895
Eclipsys Corp.                COMMON    278856109    9607   523234 SH       X                    388,769         134,465
Electronic Arts Inc.          COMMON    285512109    2487    55970 SH       X                      9,035          46,935
Emulex Corp.                  COMMON    292475209    6201   532258 SH       X                    395,467         136,791
Exxon Mobil Corp.             COMMON    30231G102     315     3577 SH       X                      3,577               0
F5 Networks Inc.              COMMON    315616102   14954   526187 SH       X                    358,899         167,288
FalconStor Software Inc.      COMMON    306137100   13121  1853275 SH       X                  1,281,650         571,625
GAMCO Investors Inc.          COMMON    361438104   14154   285248 SH       X                    211,935          73,313
General Cable Corp.           COMMON    369300108   12874   211564 SH       X                    157,182          54,382
General Electric Co.          COMMON    369604103     774    29002 SH       X                      4,682          24,320
Genetech Inc.                 COMMON    368710406    2320    30564 SH       X                      4,954          25,610
Goldman Sachs Group Inc.      COMMON    38141G104    2584    14775 SH       X                      2,455          12,320
Google Inc.                   COMMON    38259P508    1822     3461 SH       X                        571           2,890
Hain Celestial Group Inc.     COMMON    405217100   17419   741858 SH       X                    502,450         239,408
Holly Corp.                   COMMON    435758305   12619   341800 SH       X                    253,973          87,827
International Business MachineCOMMON    459200101    1637    13808 SH       X                      2,303          11,505
JPMorgan Chase & Co.          COMMON    46625H100    1804    52569 SH       X                      8,699          43,870
Janus Capital Group Inc.      COMMON    47102X105    2841   107330 SH       X                     17,535          89,795
Johnson & Johnson             COMMON    478160104     963    14969 SH       X                      2,444          12,525
KBW Inc                       COMMON    482423100    8340   405248 SH       X                    301,096         104,152
Knight Capital Group Inc.     COMMON    499005106   20029  1113957 SH       X                    827,769         286,188
Kraft Foods Inc.              COMMON    50075N104     850    29865 SH       X                      4,965          24,900
L-1 Identity Solutions Inc.   COMMON    50212A106    9679   726689 SH       X                    539,159         187,530
Lance Inc.                    COMMON    514606102    9544   508471 SH       X                    377,849         130,622
Legg Mason Inc.               COMMON    524901105      18      420 SH       X                          0             420
Lexington Realty Trust        COMMON    529043101   13575   995987 SH       X                    739,077         256,910
ManTech Int'l Corp.           COMMON    564563104   18106   376260 SH       X                    279,272          96,988
Manpower Inc.                 COMMON    56418H100    1422    24415 SH       X                      3,945          20,470
MarkWest Energy Partners L.P. COMMON    570759100    6865   192303 SH       X                    142,893          49,410
Microsoft Corp.               COMMON    594918104    2406    87475 SH       X                     14,210          73,265
NBTY Inc.                     COMMON    628782104   13482   420518 SH       X                    312,373         108,145
National Oilwell Varco Inc.   COMMON    637071101    2628    29620 SH       X                      4,895          24,725
OraSure Technologies Inc.     COMMON    68554V108      14     3780 SH       X                          0           3,780
Oracle Corp.                  COMMON    68389X105    1924    91600 SH       X                     14,340          77,260
Perrigo Co.                   COMMON    714290103   13905   437684 SH       X                    325,154         112,530
Philip Morris International   COMMON    718172109    1455    29465 SH       X                      4,885          24,580
Pier 1 Imports Inc.           COMMON    720279108    4057  1179501 SH       X                    874,274         305,227
Prestige Brands Holdings Inc. COMMON    74112D101   10125   949788 SH       X                    705,695         244,093
Quality Systems Inc.          COMMON    747582104   14403   491916 SH       X                    335,841         156,075
Raymond James Financial Inc.  COMMON    754730109   16381   620727 SH       X                    460,768         159,959
Raytheon Co.                  COMMON    755111507     251     4460 SH       X                      4,460               0
RightNow Technologies Inc.    COMMON    76657R106   12848   939865 SH       X                    697,351         242,514
Riverbed Technology Inc.      COMMON    768573107   12344   899711 SH       X                    667,998         231,713
SLM Corp.                     COMMON    78442P106    1295    66942 SH       X                     11,017          55,925
Safeguard Scientifics Inc.    COMMON    786449108    5252  4235519 SH       X                  3,035,840       1,199,679
Schering-Plough Corp.         COMMON    806605101    2262   114888 SH       X                     19,083          95,805
SeaChange International Inc.  COMMON    811699107    3170   442732 SH       X                    328,914         113,818
Starbucks Corp.               COMMON    855244109    1478    93925 SH       X                     15,300          78,625
Steelcase Inc.                COMMON    858155203    9708   967892 SH       X                    715,530         252,362
Sun Microsystems Inc.         COMMON    866810104      26     2435 SH       X                          0           2,435
SunOpta Inc.                  COMMON    8676EP108   10878  2096002 SH       X                  1,557,042         538,960
Sysco Corp.                   COMMON    871829107    1750    63605 SH       X                     10,585          53,020
THQ Inc.                      COMMON    872443403   16349   806983 SH       X                    567,781         239,202
TIBCO Software Inc.           COMMON    88632Q103   12435  1625437 SH       X                  1,207,581         417,856
Take-Two Interactive Software COMMON    874054109    5542   216724 SH       X                    162,614          54,110
Teleflex Inc.                 COMMON    879369106   14095   253548 SH       X                    188,165          65,383
Treehouse Foods Inc.          COMMON    89469A104   12200   502898 SH       X                    373,590         129,308
United Natural Foods Inc.     COMMON    911163103   13528   694432 SH       X                    515,945         178,487
United Parcel Service Inc.    COMMON    911312106    1539    25040 SH       X                      4,120          20,920
United Therapeutics Corp.     COMMON    91307C102   14787   151278 SH       X                    112,266          39,012
Vail Resorts Inc.             COMMON    91879Q109    8810   205708 SH       X                    152,647          53,061
Valero Energy CP              COMMON    91913Y100    1656    40210 SH       X                      6,560          33,650
Verizon Communications Inc.   COMMON    92343V104    1885    53240 SH       X                      8,905          44,335
Wal-Mart Stores Inc.          COMMON    931142103    2838    50495 SH       X                      8,330          42,165
Washington Post Co.           COMMON    939640108      65      110 SH       X                          0             110
Washington REIT               COMMON    939653101   14345   477357 SH       X                    354,222         123,135
Watson Wyatt Worldwide Inc.   COMMON    942712100   11733   221840 SH       X                    164,768          57,072
Whiting Petroleum Corp.       COMMON    966387102   16813   158494 SH       X                    117,751          40,743
Willbros Group Inc.           COMMON    969199108   26412   602868 SH       X                    416,593         186,275
Wilmington Trust CP           COMMON    971807102    9206   348191 SH       X                    258,314          89,877
XTO Energy Inc.               COMMON    98385X106    2087    30461 SH       X                      5,041          25,420
eBay Inc.                     COMMON    278642103    1832    67047 SH       X                     10,997          56,050
Coca-Cola Co.                 CALL      191216900     104     1224 SH       X                        180           1,044

                                                 $734,563
